Restricted Net Assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
VIE | Shanghai Zhaoyan Network Technology Co., Ltd. (“Zhaoyan”)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restricted net assets for subsidiaries	$ 21,035,648	$ 22,691,472